PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 94.3%
Asset-Backed Securities 23.9%
Automobiles 0.4%
Hertz Vehicle Financing III LP, Series 2021-02A, Class B, 144A	2.120%	12/27/27		200	$175,885
OneMain Direct Auto Receivables Trust, Series 2019-01A, Class B, 144A	3.950	11/14/28		1,700	1,611,655
Santander Bank Auto Credit-Linked Notes,
Series 2022-A, Class C, 144A	7.375	05/15/32		540	527,492
Series 2022-C, Class E, 144A	11.366	12/15/32		287	287,475

Santander Drive Auto Receivables Trust, Series 2022-07, Class A2	5.810	01/15/26		2,200	2,208,048
					4,810,555
Collateralized Loan Obligations 20.4%
AlbaCore EURO CLO DAC (Ireland),
Series 02A, Class B, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	3.696(c)	06/15/34	EUR	1,000	1,028,824
Series 02X, Class B, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	3.696(c)	06/15/34	EUR	4,000	4,115,297

Anchorage Capital Europe CLO DAC (Ireland), Series 06A, Class B2, 144A	6.000	08/25/34	EUR	4,000	4,243,668
Ares European CLO DAC (Ireland), Series 2013-06A, Class B1RR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.538(c)	04/15/30	EUR	2,500	2,615,727
Atlas Static Senior Loan Fund Ltd. (Cayman Islands), Series 2022-01A, Class A, 144A, 3 Month SOFR + 2.600% (Cap N/A, Floor 2.600%)	7.258(c)	07/15/30		9,688	9,680,568
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	5.892(c)	10/17/32		8,500	8,372,500
Series 2022-01A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	5.952(c)	04/18/35		9,750	9,610,103

Barings Euro CLO DAC (Ireland), Series 2020-01A, Class AR, 144A, 3 Month EURIBOR + 0.980% (Cap N/A, Floor 0.980%)	3.373(c)	10/21/34	EUR	3,000	3,166,396
Carlyle Euro CLO DAC (Ireland),
Series 2019-01A, Class A1R, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	2.796(c)	03/15/32	EUR	1,750	1,868,516
Series 2019-01A, Class A2RB, 144A	2.100	03/15/32	EUR	6,500	6,100,525

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2015-05A, Class A1RR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)	5.888%(c)	01/20/32	6,250	$6,168,495
CIFC Funding Ltd. (Cayman Islands), Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)	5.925(c)	01/22/31	7,000	6,964,089
Crown City CLO (Cayman Islands), Series 2020-02A, Class A1AR, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	5.979(c)	04/20/35	2,750	2,697,474
Elevation CLO Ltd. (Cayman Islands), Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)	6.072(c)	07/15/29	1,794	1,776,981
Ellington CLO Ltd. (Cayman Islands), Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	6.306(c)	02/15/29	6,356	6,324,646
Elmwood CLO Ltd. (Cayman Islands), Series 2021-03A, Class A, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)	5.848(c)	10/20/34	4,250	4,208,767
Generate CLO Ltd. (Cayman Islands), Series 02A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	5.965(c)	01/22/31	3,000	2,968,803
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	5.972(c)	01/15/31	8,000	7,940,000
Series 32A, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)	6.112(c)	01/15/32	5,000	4,964,091
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)	5.948(c)	10/15/32	5,500	5,448,802
Series 2021-59A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)	5.935(c)	01/18/34	9,500	9,427,293

Medalist Partners Corporate Finance CLO Ltd. (Cayman Islands), Series 2021-01A, Class A1A, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 1.230%)	6.038(c)	10/20/34	5,000	4,847,704
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	5.935(c)	04/21/31	7,411	7,318,113
Series 2014-03A, Class BR, 144A, 3 Month LIBOR + 1.800% (Cap N/A, Floor 1.800%)	6.615(c)	04/21/31	18,000	17,313,813

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Oaktree CLO Ltd. (Cayman Islands), Series 2022-02A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	6.658%(c)	07/15/33		6,500	$6,490,067
OFSI BSL Ltd. (Cayman Islands), Series 2022-11A, Class A1, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)	6.732(c)	07/18/31		10,000	9,995,748
OZLM Ltd. (Cayman Islands), Series 2014-06A, Class A2AS, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 0.000%)	6.542(c)	04/17/31		4,000	3,879,534
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)	5.922(c)	01/17/31		5,000	4,973,397
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	5.892(c)	07/16/31		6,750	6,692,944

Palmer Square Loan Funding Ltd. (Cayman Islands), Series 2022-03A, Class A2, 144A, 3 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	7.005(c)	04/15/31		13,000	12,924,726
Penta CLO DAC (Ireland), Series 2018-05A, Class B1R, 144A, 3 Month EURIBOR + 1.550% (Cap N/A, Floor 1.550%)	3.892(c)	04/20/35	EUR	10,000	10,300,932
Rockford Tower CLO Ltd., Series 2022-02A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	6.639(c)	07/20/33		11,500	11,493,541
Romark CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 1.175%)	5.993(c)	07/25/31		5,000	4,939,753
Romark WM-R Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	5.838(c)	04/20/31		1,484	1,466,874
Silver Rock CLO Ltd. (Cayman Islands), Series 2021-02A, Class A, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 1.190%)	5.998(c)	01/20/35		10,000	9,751,024
St. Pauls CLO DAC (Ireland), Series 02A, Class AR4, 144A, 3 Month EURIBOR + 0.980% (Cap N/A, Floor 0.980%)	3.429(c)	10/25/35	EUR	8,000	8,419,271
Strata CLO Ltd. (Cayman Islands), Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.590% (Cap N/A, Floor 1.590%)	6.382(c)	01/15/31		19,000	18,866,936
Wellfleet CLO Ltd., Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	5.942(c)	01/17/31		10,500	10,385,933

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Zais CLO Ltd. (Cayman Islands),
Series 2015-03A, Class A2R, 144A, 3 Month LIBOR + 2.190% (Cap N/A, Floor 0.000%)	6.982%(c)	07/15/31	11,300	$10,809,128
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)	6.082(c)	04/15/30	3,854	3,809,036
				274,370,039
Consumer Loans 0.9%
Lendmark Funding Trust, Series 2021-01A, Class C, 144A	3.410	11/20/31	200	169,117
Oportun Funding XIII LLC, Series 2019-A, Class B, 144A	3.870	08/08/25	3,207	3,123,505
Oportun Issuance Trust, Series 2022-02, Class A, 144A	5.940	10/09/29	2,170	2,153,099
SoFi Consumer Loan Program Trust, Series 2022-01S, Class A, 144A	6.210	04/15/31	6,790	6,790,602
				12,236,323
Home Equity Loans 0.8%
Accredited Mortgage Loan Trust, Series 2004-03, Class 2A2, 1 Month LIBOR + 1.200% (Cap 13.000%, Floor 1.200%)	5.706(c)	10/25/34	878	860,254
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2003-HE06, Class A2, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.680%)	5.186(c)	11/25/33	1,221	1,201,849
Series 2003-HE06, Class A3B, 1 Month LIBOR + 0.960% (Cap N/A, Floor 0.960%)	5.466(c)	11/25/33	3,393	3,197,654
Bear Stearns Asset-Backed Securities Trust,
Series 2002-02, Class A1, 1 Month LIBOR + 0.660% (Cap 11.000%, Floor 0.660%)	5.166(c)	10/25/32	305	300,611
Series 2003-03, Class A2, 1 Month LIBOR + 1.180% (Cap 11.000%, Floor 1.180%)	5.686(c)	06/25/43	72	68,827
Series 2003-HE01, Class M1, 1 Month LIBOR + 1.095% (Cap N/A, Floor 1.095%)	5.601(c)	01/25/34	1,873	1,827,013

Home Equity Asset Trust, Series 2004-07, Class A2, 1 Month LIBOR + 0.840% (Cap N/A, Floor 0.840%)	5.346(c)	01/25/35	1,030	994,606
MASTR Asset-Backed Securities Trust, Series 2003-WMC02, Class M2, 1 Month LIBOR + 2.475% (Cap N/A, Floor 2.475%)	4.342(c)	08/25/33	579	578,899

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Home Equity Loans (cont’d.)
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE03, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)	5.526%(c)	10/25/33	567	$556,993
Series 2003-NC08, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	5.556(c)	09/25/33	250	247,742
Series 2003-NC10, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)	5.526(c)	10/25/33	258	253,442
				10,087,890
Other 0.2%
PNMAC FMSR Issuer Trust, Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)	6.856(c)	04/25/23	3,200	3,117,104
Residential Mortgage-Backed Securities 1.0%
Chase Funding Trust,
Series 2002-03, Class 2A1, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.640%)	5.146(c)	08/25/32	245	231,718
Series 2003-04, Class 1A5	4.882	05/25/33	323	309,274
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-OPT01, Class M1, 1 Month LIBOR + 0.630% (Cap N/A, Floor 0.630%)	5.136(c)	02/25/35	177	162,901
Series 2005-WF01, Class A5	5.010(cc)	11/25/34	—(r)	30
Countrywide Asset-Backed Certificates,
Series 2003-BC04, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	5.556(c)	07/25/33	338	331,305
Series 2004-01, Class M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	5.256(c)	03/25/34	17	16,714

Countrywide Asset-Backed Certificates Trust, Series 2004-BC04, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	5.556(c)	11/25/34	132	129,797
Credit-Based Asset Servicing & Securitization LLC, Series 2003-CB03, Class AF1	3.379	12/25/32	76	70,693
Finance America Mortgage Loan Trust, Series 2003-01, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	5.556(c)	09/25/33	1,090	1,044,198
First Franklin Mortgage Loan Trust, Series 2004-FF05, Class A2, 1 Month LIBOR + 0.760% (Cap N/A, Floor 0.760%)	5.266(c)	08/25/34	447	416,864

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities (cont’d.)

Fremont Home Loan Trust, Series 2004-04, Class M1, 1 Month LIBOR + 0.795% (Cap N/A, Floor 0.795%)	5.301%(c)	03/25/35		1,624	$1,519,639
Long Beach Mortgage Loan Trust, Series 2004-02, Class A1, 1 Month LIBOR + 0.440% (Cap N/A, Floor 0.440%)	4.946(c)	06/25/34		587	551,174
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC05, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	5.406(c)	05/25/34		168	156,963
Rathlin Residential DAC (Ireland), Series 2021-01A, Class A, 144A, 1 Month EURIBOR + 2.000%	3.895(c)	09/27/75	EUR	1,279	1,304,136
Structured Asset Investment Loan Trust, Series 2004-BNC01, Class A2, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	5.389(c)	09/25/34		1,881	1,801,548
TFS (Spain),
Series 2018-03^	0.000(s)	04/16/40	EUR	—(r)	7,164
Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%^	4.918(c)	04/16/23	EUR	5,341	5,504,520
					13,558,638
Student Loans 0.2%
Laurel Road Prime Student Loan Trust,
Series 2018-D, Class A, 144A	0.000(cc)	11/25/43		2,568	2,445,709
Series 2019-A, Class R, 144A	0.000	10/25/48		2,035	440,652

SoFi RR Funding II Trust, Series 2019-01, Class A, 144A, 1 Month LIBOR + 2.250% (Cap N/A, Floor 1.250%)	6.756(c)	11/29/24		441	441,476
					3,327,837

Total Asset-Backed Securities (cost $328,801,079)					321,508,386
Commercial Mortgage-Backed Securities 4.6%
20 Times Square Trust,
Series 2018-20TS, Class G, 144A (original cost $2,454,600; purchased 05/09/18)(f)	3.100(cc)	05/15/35		2,700	2,162,461
Series 2018-20TS, Class H, 144A (original cost $2,389,640; purchased 05/09/18)(f)	3.100(cc)	05/15/35		2,700	2,014,236
Barclays Commercial Mortgage Securities Trust,
Series 2018-CHRS, Class B, 144A	4.267(cc)	08/05/38		2,650	2,108,536

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)
Barclays Commercial Mortgage Securities Trust, (cont’d.)
Series 2018-CHRS, Class C, 144A	4.267%(cc)	08/05/38		900	$683,971
Series 2018-CHRS, Class D, 144A	4.267(cc)	08/05/38		1,490	975,697

BPR Trust, Series 2021-TY, Class C, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	6.159(c)	09/15/38		2,024	1,901,139
BX Commercial Mortgage Trust, Series 2019-XL, Class J, 144A, 1 Month SOFR + 2.764% (Cap N/A, Floor 2.764%)	7.243(c)	10/15/36		5,653	5,467,981
Commercial Mortgage Trust, Series 2015-LC19, Class XB, IO, 144A	0.239(cc)	02/10/48		123,049	531,436
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE04, Class F, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	7.109(c)	05/15/36		5,680	5,522,871
DBWF Mortgage Trust, Series 2016-85T, Class E, 144A	3.808(cc)	12/10/36		15,500	11,944,362
FHLMC Multifamily Structured Pass-Through Certificates,
Series K055, Class X1, IO	1.345(cc)	03/25/26		21,454	729,134
Series KC02, Class X1, IO	0.381(cc)	03/25/24		121,388	455,254

GS Mortgage Securities Corp., Series 2013-GC10, Class XB, IO, 144A	0.542(cc)	02/10/46		27,435	274
GS Mortgage Securities Trust, Series 2014-GC20, Class XB, IO	0.472(cc)	04/10/47		28,307	124,483
Independence Plaza Trust, Series 2018-INDP, Class E, 144A	4.996	07/10/35		5,000	4,704,510
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21, Class XB, IO	0.302(cc)	08/15/47		45,056	211,308
Series 2015-C27, Class XB, IO	0.413(cc)	02/15/48		52,766	392,885
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class XB, IO	0.606(cc)	04/15/46		34,956	31,856
Series 2018-AON, Class E, 144A	4.613(cc)	07/05/31		7,950	5,856,384
Morgan Stanley Capital I Trust,
Series 2019-MEAD, Class C, 144A	3.177(cc)	11/10/36		2,020	1,783,022
Series 2019-MEAD, Class E, 144A	3.177(cc)	11/10/36		2,505	2,110,832

Salus European Loan Conduit DAC (United Kingdom), Series 33A, Class A, 144A, SONIA + 1.619% (Cap 6.500%, Floor 1.500%)	5.062(c)	01/23/29	GBP	9,500	11,231,154

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)

UBS-Barclays Commercial Mortgage Trust, Series 2013-C06, Class XB, IO, 144A	0.388%(cc)	04/10/46	140,883	$1,409

Total Commercial Mortgage-Backed Securities (cost $68,235,125)				60,945,195
Convertible Bond 0.0%
Telecommunications
Digicel Group Holdings Ltd. (Jamaica), Sub. Notes, 144A, Cash coupon 7.000% or PIK N/A (original cost $7,306; purchased 06/23/20 - 10/01/22)(f) (cost $7,306)	7.000	02/16/23(oo)	45	3,609
Corporate Bonds 20.6%
Aerospace & Defense 0.9%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.500	12/01/24	4,771	4,863,558
Sr. Unsec’d. Notes, 144A	7.500	02/01/29	1,125	1,120,781
Sr. Unsec’d. Notes, 144A(a)	7.875	04/15/27	5,675	5,675,000
				11,659,339
Agriculture 0.0%
Vector Group Ltd., Sr. Sec’d. Notes, 144A	5.750	02/01/29	475	414,588
Airlines 0.3%
American Airlines 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000	01/15/27	1,483	1,351,623
Continental Airlines 2012-2 Class A Pass-Through Trust, Pass-Through Certificates	4.000	04/29/26	69	66,229
United Airlines 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	4.300	02/15/27	1,478	1,406,605
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	645	612,697
Sr. Sec’d. Notes, 144A	4.625	04/15/29	170	155,113
				3,592,267

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Apparel 0.1%
Wolverine World Wide, Inc., Gtd. Notes, 144A	4.000%	08/15/29	825	$662,785
Auto Manufacturers 0.2%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	6.950	03/06/26	450	460,240
General Motors Co., Sr. Unsec’d. Notes	6.250	10/02/43	1,555	1,549,167
				2,009,407
Auto Parts & Equipment 0.3%
Adient Global Holdings Ltd., Gtd. Notes, 144A(a)	4.875	08/15/26	1,900	1,797,186
American Axle & Manufacturing, Inc., Gtd. Notes(a)	6.250	03/15/26	515	484,978
Dana, Inc., Sr. Unsec’d. Notes	4.500	02/15/32	800	674,440
Nemak SAB de CV (Mexico), Sr. Unsec’d. Notes, 144A	3.625	06/28/31	350	281,138
				3,237,742
Banks 5.2%
Banco de Credito del Peru S.A. (Peru), Sub. Notes, 144A, MTN	3.250(ff)	09/30/31	1,055	935,574
Banco Mercantil del Norte SA (Mexico), Jr. Sub. Notes, 144A	6.625(ff)	01/24/32(oo)	1,110	978,396
Bangkok Bank PCL (Thailand), Sub. Notes, 144A	3.466(ff)	09/23/36	945	800,887
Bank of America Corp.,
Jr. Sub. Notes, Series JJ	5.125(ff)	06/20/24(oo)	6,850	6,636,356
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	1,450	1,402,100

Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	7.437(ff)	11/02/33	3,810	4,280,007
Citigroup, Inc.,
Sr. Unsec’d. Notes	2.976(ff)	11/05/30	870	764,854
Sr. Unsec’d. Notes	3.200	10/21/26	1,145	1,084,638
Sr. Unsec’d. Notes	3.785(ff)	03/17/33	1,240	1,121,634
Sr. Unsec’d. Notes	3.887(ff)	01/10/28	980	941,673
Sub. Notes	4.400	06/10/25	405	402,007

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes	3.750%	03/26/25	1,200	$1,124,464
Sr. Unsec’d. Notes, 144A	6.537(ff)	08/12/33	2,350	2,240,327
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	35	33,061
Sr. Unsec’d. Notes	3.850	01/26/27	3,940	3,811,268
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	135	130,240
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF	5.000(ff)	08/01/24(oo)	1,500	1,454,145
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	15,325	14,371,992

M&T Bank Corp., Sub. Notes	4.000	07/15/24	325	319,996
Mizrahi Tefahot Bank Ltd. (Israel), Sub. Notes, 144A(a)	3.077(ff)	04/07/31	1,555	1,391,725
Morgan Stanley,
Sr. Unsec’d. Notes	3.217(ff)	04/22/42	1,690	1,351,921
Sr. Unsec’d. Notes	6.342(ff)	10/18/33	1,625	1,786,492
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	1,750	1,663,648
Sr. Unsec’d. Notes, GMTN	3.875	01/27/26	605	591,061

Societe Generale SA (France), Sub. Notes, 144A	6.221(ff)	06/15/33	7,380	7,326,702
State Street Corp., Sr. Unsec’d. Notes	4.164(ff)	08/04/33	3,675	3,511,391
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	4.488(ff)	05/12/26	615	605,095
Sr. Unsec’d. Notes, 144A, SOFR + 1.580%	5.707(c)	05/12/26	1,925	1,942,829

Wells Fargo & Co., Sr. Unsec’d. Notes, MTN(h)	4.808(ff)	07/25/28	6,475	6,462,428
				69,466,911
Beverages 0.0%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	8.200	01/15/39	250	328,869
Building Materials 0.1%
Cemex SAB de CV (Mexico), Gtd. Notes, 144A	5.450	11/19/29	1,180	1,134,069

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Chemicals 0.7%
Ashland LLC, Gtd. Notes	6.875%	05/15/43		4,100	$4,156,941
Ashland Services BV, Gtd. Notes	2.000	01/30/28	EUR	1,200	1,140,040
Braskem Netherlands Finance BV (Brazil), Gtd. Notes, 144A	4.500	01/10/28		1,630	1,534,034
LYB International Finance BV, Gtd. Notes	5.250	07/15/43		175	164,630
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	4.900	06/01/43		1,350	1,267,846
Sasol Financing USA LLC (South Africa), Gtd. Notes	4.375	09/18/26		350	321,792
TPC Group, Inc., Sr. Sec’d. Notes, 144A	13.000	12/16/27		733	750,017
					9,335,300
Commercial Services 0.5%
ERAC USA Finance LLC,
Gtd. Notes, 144A	6.700	06/01/34		110	120,866
Gtd. Notes, 144A	7.000	10/15/37		1,725	2,008,286

Nexi SpA (Italy), Sr. Unsec’d. Notes(a)	2.125	04/30/29	EUR	4,060	3,512,481
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32		325	281,020
Gtd. Notes(a)	5.250	01/15/30		1,200	1,161,382
					7,084,035
Computers 0.0%
CA Magnum Holdings (India), Sr. Sec’d. Notes, 144A	5.375	10/31/26		515	473,800
Diversified Financial Services 0.3%
Blackstone Private Credit Fund, Sr. Sec’d. Notes^	5.610	05/03/27		950	859,871
Jefferies Finance LLC/JFIN Co-Issuer Corp., Sr. Unsec’d. Notes, 144A	5.000	08/15/28		1,025	875,412
Jefferies Financial Group, Inc., Sr. Unsec’d. Notes	6.500	01/20/43		175	184,194

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
OneMain Finance Corp., Gtd. Notes	3.875%	09/15/28	1,200	$1,010,253
Power Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, EMTN	5.250	08/10/28	1,100	1,080,269
				4,009,999
Electric 1.1%
AES Panama Generation Holdings SRL (Panama), Sr. Sec’d. Notes, 144A	4.375	05/31/30	1,065	948,050
Calpine Corp.,
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	1,500	1,303,637
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	2,275	1,949,449

Clean Renewable Power Mauritius Pte Ltd. (India), Sr. Sec’d. Notes, 144A	4.250	03/25/27	454	404,860
Duke Energy Carolinas LLC, First Ref. Mortgage	4.000	09/30/42	50	43,869
Eskom Holdings SOC Ltd. (South Africa),
Sr. Unsec’d. Notes, 144A	7.125	02/11/25	2,145	2,046,866
Sr. Unsec’d. Notes, 144A, MTN	6.750	08/06/23	200	195,925

Evergy Kansas Central, Inc., First Mortgage	4.100	04/01/43	325	287,051
FEL Energy VI Sarl (Mexico), Sr. Sec’d. Notes, 144A	5.750	12/01/40	1,732	1,502,104
Mercury Chile Holdco LLC (Chile), Sr. Sec’d. Notes	6.500	01/24/27	1,400	1,345,050
Mong Duong Finance Holdings BV (Vietnam), Sr. Sec’d. Notes	5.125	05/07/29	1,295	1,151,579
NRG Energy, Inc.,
Gtd. Notes, 144A	3.625	02/15/31	1,475	1,169,302
Gtd. Notes, 144A	3.875	02/15/32	1,050	817,788
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)	450	423,613
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)	1,575	1,542,690
				15,131,833
Energy-Alternate Sources 0.1%
Aydem Yenilenebilir Enerji A/S (Turkey), Sr. Sec’d. Notes, 144A	7.750	02/02/27	830	685,943

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Engineering & Construction 0.3%
Cellnex Finance Co. SA (Spain), Gtd. Notes, EMTN	2.000%	02/15/33	EUR	1,100	$931,062
Cellnex Telecom SA (Spain), Sr. Unsec’d. Notes, EMTN	1.750	10/23/30	EUR	700	616,028
IHS Holding Ltd. (Nigeria), Gtd. Notes, 144A	6.250	11/29/28		850	695,780
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A	3.875	04/30/28		2,000	1,901,020
					4,143,890
Entertainment 0.3%
AMC Entertainment Holdings, Inc., Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	10.000	06/15/26		480	241,531
Caesars Entertainment, Inc., Sr. Sec’d. Notes, 144A	7.000	02/15/30		450	458,560
Codere Finance 2 Luxembourg SA (Spain),
Sr. Sec’d. Notes, Cash coupon 2.000% and PIK 10.750% (original cost $761,726; purchased 04/03/19 - 10/31/22)(f)	12.750	11/30/27(d)	EUR	689	373,515
Sr. Sec’d. Notes, 144A, Cash coupon 8.000% and PIK 3.000% (original cost $2,299,299; purchased 07/24/20 - 09/30/22)(f)	11.000	09/30/26(d)	EUR	2,008	1,951,634

Codere New Holdco SA (Luxembourg), Sr. Sec’d. Notes, 144A, Cash coupon N/A or PIK 7.500% (original cost $1,099,426; purchased 11/19/21 - 10/31/22)(f)	7.500	11/30/27(d)	EUR	840	445,746
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., Gtd. Notes, 144A	5.875	09/01/31		700	488,080
					3,959,066
Foods 0.6%
Bellis Finco PLC (United Kingdom), Gtd. Notes(a)	4.000	02/16/27	GBP	2,700	2,403,484
Kraft Heinz Foods Co.,
Gtd. Notes	4.375	06/01/46		785	685,956
Gtd. Notes	4.625	10/01/39		440	404,743
Gtd. Notes	5.000	06/04/42		970	934,000
Gtd. Notes	5.200	07/15/45		1,395	1,363,021

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Foods (cont’d.)
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125%	01/31/30		150	$135,222
Gtd. Notes, 144A	4.375	01/31/32		350	313,210

Market Bidco Finco PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.500	11/04/27	GBP	2,218	2,118,114
					8,357,750
Forest Products & Paper 0.1%
Georgia-Pacific LLC, Sr. Unsec’d. Notes(h)	7.375	12/01/25		400	427,073
Suzano Austria GmbH (Brazil), Gtd. Notes	6.000	01/15/29		1,000	999,700
					1,426,773
Gas 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.500	05/20/25		2,200	2,140,785
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	5.850	01/15/41		700	748,911
ENN Clean Energy International Investment Ltd. (China), Gtd. Notes, 144A	3.375	05/12/26		1,350	1,216,687
Southern Co. Gas Capital Corp., Gtd. Notes	4.400	06/01/43		1,375	1,191,169
					5,297,552
Healthcare-Products 0.2%
Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875	04/01/29		250	213,910
Sr. Unsec’d. Notes, 144A	5.250	10/01/29		150	125,883
Medtronic Global Holdings SCA,
Gtd. Notes	1.625	03/07/31	EUR	160	151,727
Gtd. Notes	2.250	03/07/39	EUR	705	616,090
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN	1.500	10/01/39	EUR	1,250	961,025
Sr. Unsec’d. Notes, EMTN	1.875	10/01/49	EUR	825	587,705
					2,656,340

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services 0.2%
Aetna, Inc., Sr. Unsec’d. Notes	4.500%	05/15/42	530	$488,652
Elevance Health, Inc.,
Sr. Unsec’d. Notes	4.101	03/01/28	700	686,760
Sr. Unsec’d. Notes	4.650	01/15/43	120	115,188
Sr. Unsec’d. Notes	5.100	01/15/44	515	517,778

Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	4.125	07/01/52	75	67,410
Tenet Healthcare Corp.,
Gtd. Notes	6.125	10/01/28	100	93,131
Sr. Unsec’d. Notes(a)	6.875	11/15/31	1,200	1,108,605
				3,077,524
Home Builders 0.4%
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	150	135,355
Gtd. Notes(a)	7.250	10/15/29	3,475	3,211,280

Taylor Morrison Communities, Inc., Gtd. Notes, 144A	5.875	06/15/27	2,560	2,518,111
				5,864,746
Housewares 0.0%
SWF Escrow Issuer Corp., Sr. Unsec’d. Notes, 144A	6.500	10/01/29	325	213,405
Insurance 0.6%
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	5.950	10/15/36	215	229,631
Sr. Unsec’d. Notes	6.100	10/01/41	280	298,590
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	4.250	06/15/23	436	433,981
Gtd. Notes, 144A	4.569	02/01/29	1,614	1,578,724

Lincoln National Corp., Sr. Unsec’d. Notes	7.000	06/15/40	695	778,843
Markel Corp., Sr. Unsec’d. Notes	5.000	03/30/43	3,125	2,839,110
Principal Financial Group, Inc., Gtd. Notes	4.350	05/15/43	245	208,541

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Insurance (cont’d.)
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A	4.900%	09/15/44	1,950	$1,904,670
Sub. Notes, 144A	6.850	12/16/39	54	62,570
				8,334,660
Internet 0.1%
Prosus NV (China), Sr. Unsec’d. Notes, 144A	4.193	01/19/32	1,250	1,070,969
Lodging 0.2%
Gohl Capital Ltd. (Malaysia), Gtd. Notes	4.250	01/24/27	1,510	1,387,313
MGM China Holdings Ltd. (Macau), Sr. Unsec’d. Notes, 144A	4.750	02/01/27	700	630,875
Sands China Ltd. (Macau), Sr. Unsec’d. Notes	5.625	08/08/25	1,000	986,250
				3,004,438
Machinery-Diversified 0.0%
Chart Industries, Inc., Sr. Sec’d. Notes, 144A	7.500	01/01/30	200	204,303
Media 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A(a)	4.750	03/01/30	1,300	1,136,793
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	6.384	10/23/35	2,640	2,689,741
Sr. Sec’d. Notes	6.484	10/23/45	585	574,051

CSC Holdings LLC, Gtd. Notes, 144A	5.500	04/15/27	1,500	1,320,539
Diamond Sports Group LLC/Diamond Sports Finance Co., Gtd. Notes, 144A (original cost $2,576,156; purchased 07/18/19 - 02/27/20)(f)	6.625	08/15/27	2,785	56,671
DISH DBS Corp., Gtd. Notes	5.000	03/15/23	200	199,665

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Media (cont’d.)

DISH Network Corp., Sr. Sec’d. Notes, 144A	11.750%	11/15/27		1,350	$1,400,101
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.125	08/15/30	GBP	700	688,039
Sr. Sec’d. Notes	4.250	01/15/30	GBP	600	597,276

Ziggo BV (Netherlands), Sr. Sec’d. Notes	2.875	01/15/30	EUR	1,270	1,127,637
					9,790,513
Mining 0.3%
AngloGold Ashanti Holdings PLC (Australia), Gtd. Notes	3.375	11/01/28		730	654,080
Freeport Indonesia PT (Indonesia), Sr. Unsec’d. Notes, 144A, MTN	5.315	04/14/32		600	568,566
Indonesia Asahan Aluminium Persero PT (Indonesia), Sr. Unsec’d. Notes	6.530	11/15/28		1,650	1,726,527
Vedanta Resources Finance II PLC (India), Gtd. Notes	13.875	01/21/24		1,425	1,260,502
					4,209,675
Oil & Gas 2.2%
Aker BP ASA (Norway),
Gtd. Notes, 144A	2.000	07/15/26		3,635	3,288,103
Sr. Unsec’d. Notes, 144A(a)	3.000	01/15/25		1,000	955,778
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	7.000	11/01/26		1,225	1,171,852
Gtd. Notes, 144A	9.000	11/01/27		899	1,113,135

Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	5.400	06/15/47		1,835	1,767,045
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	9.250	08/01/24		75	75,558
CITGO Petroleum Corp., Sr. Sec’d. Notes, 144A	7.000	06/15/25		675	669,602
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	6.875	04/29/30		2,170	2,022,939
Sr. Unsec’d. Notes	8.875	01/13/33		2,660	2,723,308
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A	4.875	03/30/26		1,135	1,063,211

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Energean Israel Finance Ltd. (Israel), (cont’d.)
Sr. Sec’d. Notes, 144A	5.375%	03/30/28		770	$706,090

Gazprom PJSC Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes	1.450	03/06/23(d)	CHF	1,500	1,318,951
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A	6.250	11/01/28		700	672,062
Leviathan Bond Ltd. (Israel), Sr. Sec’d. Notes, 144A	6.750	06/30/30		2,020	1,958,516
Petrobras Global Finance BV (Brazil), Gtd. Notes	5.375	10/01/29	GBP	800	875,817
Petroleos Mexicanos (Mexico),
Gtd. Notes	4.750	02/26/29	EUR	795	728,862
Gtd. Notes	6.500	03/13/27		260	244,992
Gtd. Notes	6.700	02/16/32		2,660	2,201,150
Gtd. Notes, EMTN	4.875	02/21/28	EUR	250	237,610

Preem Holdings AB (Sweden), Sr. Unsec’d. Notes, 144A (original cost $2,198,698; purchased 06/14/22)(f)	12.000	06/30/27	EUR	2,200	2,514,521
Transocean, Inc., Gtd. Notes, 144A	7.250	11/01/25		3,025	2,866,188
					29,175,290
Oil & Gas Services 0.0%
Cameron International Corp., Gtd. Notes	5.950	06/01/41		100	96,521
Packaging & Containers 0.0%
Sealed Air Corp., Sr. Unsec’d. Notes, 144A	6.125	02/01/28		125	126,165
Pharmaceuticals 1.0%
AbbVie, Inc.,
Sr. Unsec’d. Notes	4.050	11/21/39		905	815,542
Sr. Unsec’d. Notes(h)	4.550	03/15/35		4,155	4,079,755
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28		400	178,459
Gtd. Notes, 144A	6.250	02/15/29		1,200	549,000

Bristol-Myers Squibb Co., Sr. Unsec’d. Notes	4.125	06/15/39		615	578,459

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)

Cigna Corp., Gtd. Notes(h)	4.375%	10/15/28	3,990	$3,956,732
CVS Health Corp.,
Sr. Unsec’d. Notes	5.125	07/20/45	1,315	1,265,584
Sr. Unsec’d. Notes	5.300	12/05/43	485	479,874

Utah Acquisition Sub, Inc., Gtd. Notes	5.250	06/15/46	520	434,700
Viatris, Inc., Gtd. Notes(a)	4.000	06/22/50	2,190	1,518,393
				13,856,498
Pipelines 1.1%
AI Candelaria Spain SA (Colombia), Sr. Sec’d. Notes, 144A	5.750	06/15/33	920	715,300
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes, 144A	7.875	05/15/26	900	923,459
Eastern Gas Transmission & Storage, Inc., Sr. Unsec’d. Notes	4.600	12/15/44	125	110,527
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	3,360	3,054,767
Sr. Unsec’d. Notes	5.150	03/15/45	55	49,617
Sr. Unsec’d. Notes	5.300	04/15/47	125	113,275
Sr. Unsec’d. Notes	5.400	10/01/47	60	55,208
Sr. Unsec’d. Notes	6.250	04/15/49	75	76,164
Enterprise Products Operating LLC,
Gtd. Notes	4.900	05/15/46	1,025	966,318
Gtd. Notes	4.950	10/15/54	800	738,116
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes	4.200	12/01/42	125	98,763
Sr. Unsec’d. Notes	5.150	10/15/43	1,350	1,256,352

MPLX LP, Sr. Unsec’d. Notes	5.200	03/01/47	145	133,898
NGPL PipeCo LLC, Sr. Unsec’d. Notes, 144A	4.875	08/15/27	500	488,062
ONEOK, Inc., Gtd. Notes	4.950	07/13/47	1,060	926,886
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	3.600	05/15/25	775	735,231
Sr. Unsec’d. Notes, 144A	6.875	04/15/40	1,850	1,574,153

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500%	01/15/28		1,000	$921,598
Gtd. Notes, 144A	7.500	10/01/25		125	126,899
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29		75	66,901
Sr. Sec’d. Notes, 144A	4.125	08/15/31		75	66,546

Western Midstream Operating LP, Sr. Unsec’d. Notes	5.300	03/01/48		910	795,783
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	5.300	08/15/52		765	739,478
					14,733,301
Real Estate 0.3%
Arabian Centres Sukuk Ltd. (Saudi Arabia), Gtd. Notes, 144A	5.375	11/26/24		995	971,866
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	5.750	12/01/25		3,575	3,530,560
					4,502,426
Real Estate Investment Trusts (REITs) 0.1%
Diversified Healthcare Trust, Gtd. Notes	4.375	03/01/31		1,000	678,507
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, Sr. Sec’d. Notes, 144A	7.875	02/15/25		500	493,357
					1,171,864
Retail 0.5%
Brinker International, Inc., Gtd. Notes, 144A	5.000	10/01/24		500	489,220
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes	6.250	10/30/25	EUR	250	242,250
Sr. Sec’d. Notes, 144A	4.375	02/07/25	EUR	4,700	4,541,883

Falabella SA (Chile), Sr. Unsec’d. Notes, 144A	3.375	01/15/32		1,200	975,000
Macy’s Retail Holdings LLC, Gtd. Notes(a)	4.300	02/15/43		705	436,393
					6,684,746

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Telecommunications 1.1%
AT&T, Inc.,
Sr. Unsec’d. Notes	2.550%	12/01/33		727	$587,307
Sr. Unsec’d. Notes	3.500	09/15/53		929	686,991
Sr. Unsec’d. Notes	3.650	09/15/59		318	232,994
Sr. Unsec’d. Notes	4.500	05/15/35		695	660,404

CT Trust (Guatemala), Sr. Sec’d. Notes, 144A	5.125	02/03/32		760	663,100
Digicel Group Holdings Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% and PIK 3.000% (original cost $74,103; purchased 06/23/20 - 10/03/22)(f)	8.000	04/01/25		259	63,389
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A (original cost $322,602; purchased 05/22/20)(f)	8.000	12/31/26		454	195,322
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000% (original cost $637,648; purchased 05/22/20 - 12/15/22)(f)	13.000	12/31/25		692	346,208
Sr. Sec’d. Notes, 144A (original cost $1,081,274; purchased 05/22/20)(f)	8.750	05/25/24		1,138	978,340

Digicel Ltd. (Jamaica), Gtd. Notes, 144A (original cost $2,050,000; purchased 02/24/15)(f)	6.750	03/01/23		2,050	796,041
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes^	5.500	08/01/23(d)		2,000	2
Gtd. Notes, 144A^	8.500	10/15/24(d)		50	—
Gtd. Notes, 144A^	9.750	07/15/25(d)		50	—
Sr. Sec’d. Notes, 144A	6.500	03/15/30		1,400	1,266,384

Kaixo Bondco Telecom SA (Spain), Sr. Sec’d. Notes, 144A	5.125	09/30/29	EUR	2,600	2,434,119
Level 3 Financing, Inc., Sr. Sec’d. Notes, 144A	3.400	03/01/27		465	402,747
Lumen Technologies, Inc., Sr. Unsec’d. Notes, Series P	7.600	09/15/39		525	354,672
Millicom International Cellular SA (Guatemala), Sr. Unsec’d. Notes, 144A	4.500	04/27/31		515	435,947
Sprint LLC,
Gtd. Notes	7.125	06/15/24		2,000	2,044,697
Gtd. Notes	7.625	02/15/25		1,150	1,193,608

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)

Total Play Telecomunicaciones SA de CV (Mexico), Gtd. Notes, 144A	6.375%	09/20/28		480	$403,567
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.400	03/22/41		1,575	1,268,085
					15,013,924
Transportation 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	5.050	03/01/41		295	302,002
Indian Railway Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, 144A, MTN	3.570	01/21/32		360	315,021
					617,023

Total Corporate Bonds (cost $306,749,251)					276,816,249
Floating Rate and other Loans 0.9%
Airlines 0.0%
United Airlines, Inc., Class B Term Loan, 3 Month LIBOR + 3.750%	8.568(c)	04/21/28		493	491,761
Computers 0.1%
McAfee Corp., Tranche B-1 Term Loan, 1 Month SOFR + 3.850%	8.184(c)	03/01/29		1,020	953,583
Investment Companies 0.2%
Rainbow Midco Ltd. (United Kingdom), Term Loan, 3 Month EURIBOR + 7.750%^	7.750(c)	02/22/30	EUR	2,500	2,552,452
Media 0.0%
Diamond Sports Group LLC,
First Lien Term Loan, 6 Month SOFR + 8.250%	12.775(c)	05/25/26		41	36,455
Second Lien Term loan, 1 Month SOFR + 3.400%	8.025(c)	08/24/26		2,065	170,346
					206,801
Metal Fabricate/Hardware 0.1%
Tank Holding Corp., Term Loan, 1 Month SOFR + 5.850%^	10.411(c)	03/31/28		1,144	1,087,037

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and other Loans (Continued)
Oil & Gas 0.1%
Ascent Resources Utica Holdings LLC, Second Lien Term Loan, 3 Month LIBOR + 9.000%	13.815%(c)	11/01/25		1,858	$1,969,480
Retail 0.3%
CD&R Firefly Bidco Ltd. (United Kingdom), Initial Term Loan, SONIA + 8.356%	10.542(c)	06/19/26	GBP	3,300	3,732,761
Constellation Automotive Group Ltd. (United Kingdom), Facility 1 Loan, SONIA + 7.500%	9.190(c)	07/27/29	GBP	1,025	516,526
					4,249,287
Telecommunications 0.1%
West Corp., Initial Term B Loan, 3 Month LIBOR + 4.000%	8.825(c)	10/10/24		771	722,327

Total Floating Rate and other Loans (cost $14,647,048)					12,232,728
Municipal Bonds 1.4%
California 0.3%
Bay Area Toll Authority, Revenue Bonds, BABs, Series F2	6.263	04/01/49		550	669,624
Los Angeles Department of Water & Power, Water System Revenue, Taxable, Revenue Bonds, BABs, Series C(h)	6.008	07/01/39		1,730	1,925,961
University of California,
Taxable, Revenue Bonds, Series AP	3.931	05/15/45		625	583,375
Taxable, Revenue Bonds, Series J	4.131	05/15/45		675	625,940
					3,804,900
Colorado 0.1%
Regional Transportation District Sales Tax Revenue, Revenue Bonds, BABs, Series B(h)	5.844	11/01/50		1,190	1,415,934
Illinois 0.1%
State of Illinois, General Obligation Unlimited, Taxable	5.100	06/01/33		865	858,575

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New Jersey 0.2%
New Jersey Turnpike Authority, Taxable, Revenue Bonds, BABs, Series F	7.414%	01/01/40	2,000	$2,609,847
Rutgers The State University of New Jersey, Taxable, Revenue Bonds, BABs, Series H	5.665	05/01/40	200	213,641
				2,823,488
Ohio 0.0%
Ohio State University (The), Taxable, Revenue Bonds, Series A	4.800	06/01/2111	180	162,009
Puerto Rico 0.7%
Commonwealth of Puerto Rico, General Obligation, Sub-Series C	0.000(cc)	11/01/43	8,692	3,839,108
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Revenue Bonds, Restructured, Series A-1	4.750	07/01/53	5,846	5,568,315
				9,407,423
Texas 0.0%
City of San Antonio Electric & Gas Systems Revenue, Taxable, Revenue Bonds	4.427	02/01/42	120	116,974

Total Municipal Bonds (cost $20,132,066)				18,589,303
Residential Mortgage-Backed Securities 2.2%
Bellemeade Re Ltd.,
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	6.356(c)	10/25/28	186	185,883
Series 2021-01A, Class M1C, 144A, 30 Day Average SOFR + 2.950% (Cap N/A, Floor 2.950%)	7.260(c)	03/25/31	960	945,143

Chase Mortgage Finance Trust, Series 2007-A01, Class 1A3	3.612(cc)	02/25/37	38	36,200
Connecticut Avenue Securities Trust,
Series 2020-R01, Class 1M2, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 0.000%)	6.556(c)	01/25/40	57	57,008
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	7.410(c)	10/25/41	990	946,994

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Connecticut Avenue Securities Trust, (cont’d.)
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)	7.460%(c)	12/25/41	1,718	$1,634,433
Series 2022-R02, Class 2M2, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	7.310(c)	01/25/42	1,900	1,846,572
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	9.560(c)	03/25/42	290	293,434
Eagle Re Ltd.,
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	6.206(c)	11/25/28	1,893	1,890,507
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)	7.760(c)	04/25/34	910	918,223

FHLMC Structured Agency Credit Risk Debt Notes, Series 2021-DNA02, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	7.710(c)	08/25/33	3,460	3,295,892
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-DNA01, Class B1, 144A, 30 Day Average SOFR + 2.650% (Cap N/A, Floor 0.000%)	6.960(c)	01/25/51	835	774,570
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)	7.360(c)	01/25/34	600	571,516
Series 2021-DNA06, Class M2, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)	5.810(c)	10/25/41	1,520	1,455,472
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)	6.110(c)	11/25/41	100	96,313
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	7.660(c)	09/25/41	570	512,423
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	7.210(c)	04/25/42	1,920	1,926,274
Series 2022-HQA03, Class M2, 144A, 30 Day Average SOFR + 5.350% (Cap N/A, Floor 0.000%)	9.660(c)	08/25/42	600	592,503

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)

GSMSC Resecuritization Trust, Series 2015-03R, Class 2A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)	4.646%(c)	10/26/36		638	$630,584
JPMorgan Mortgage Trust, Series 2007-A01, Class 4A1	3.939(cc)	07/25/35		24	23,869
Legacy Mortgage Asset Trust, Series 2021-SL02, Class A, 144A	1.875	10/25/68		198	178,935
New Residential Mortgage Loan Trust, Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	5.256(c)	01/25/48		1,375	1,346,481
Oaktown Re II Ltd., Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)	6.056(c)	07/25/28		310	309,705
Oaktown Re VII Ltd., Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	7.210(c)	04/25/34		1,000	935,229
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	7.356(c)	02/25/23		1,650	1,620,223
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	7.156(c)	08/25/25		3,400	3,282,221
Radnor Re Ltd.,
Series 2018-01, Class M2, 144A, 1 Month LIBOR + 2.700% (Cap N/A, Floor 0.000%)	7.206(c)	03/25/28		1,186	1,186,896
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	8.010(c)	11/25/31		1,000	982,114

Retiro Mortgage Securities DAC (Spain), Series 01A, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 5.000%, Floor 0.000%)	4.468(c)	07/30/75	EUR	640	659,619
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-37A, Class 3A7	4.734(cc)	12/25/33		249	238,162

Total Residential Mortgage-Backed Securities (cost $29,839,926)					29,373,398
Sovereign Bonds 2.2%
1MDB Global Investments Ltd. (Malaysia), Sr. Unsec’d. Notes	4.400	03/09/23		1,000	980,812
Bermuda Government International Bond (Bermuda), Sr. Unsec’d. Notes, 144A(a)	2.375	08/20/30		685	583,235

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Brazil Loan Trust 1 (Brazil), Gov’t. Gtd. Notes	5.477%	07/24/23		82	$81,612
Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes	5.333	02/15/28		1,974	1,929,955
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	7.500	02/02/34		1,375	1,360,562
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes	5.500	02/22/29		261	244,981
Sr. Unsec’d. Notes, 144A	5.500	02/22/29		1,915	1,797,467
Sr. Unsec’d. Notes, 144A	5.950	01/25/27		1,570	1,564,407
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes	5.200	07/17/34	EUR	5,485	6,139,280
Sr. Unsec’d. Notes	6.140	04/14/28	EUR	2,000	2,400,797
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	1.100	03/12/33	EUR	410	331,562
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	805	804,760
Sr. Unsec’d. Notes	3.375	07/30/25	EUR	2,655	2,867,081
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes	5.125	06/15/25	EUR	500	523,463
Sr. Unsec’d. Notes, 144A	5.125	06/15/25	EUR	1,650	1,727,427
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	366	300,114
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	1,844	1,787,069
Sr. Unsec’d. Notes, 144A	1.500	06/26/29	EUR	1,660	1,361,172
Sr. Unsec’d. Notes, 144A	6.250	05/26/28		520	529,100
Sr. Unsec’d. Notes, 144A	6.500	09/26/33		915	921,862
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes	4.375	01/27/32(d)	EUR	1,866	375,295
Sr. Unsec’d. Notes	8.994	02/01/26(d)		350	78,816
Sr. Unsec’d. Notes, 144A	4.375	01/27/32(d)	EUR	1,265	254,420
Sr. Unsec’d. Notes, 144A	7.750	09/01/24(d)		1,560	381,518
Sr. Unsec’d. Notes, 144A	8.994	02/01/26(d)		800	180,150

Total Sovereign Bonds (cost $34,155,350)					29,506,917
U.S. Government Agency Obligations 3.4%
Federal National Mortgage Assoc.	2.000	TBA(tt)		5,000	4,202,344
Federal National Mortgage Assoc.	3.000	TBA(tt)		7,500	6,812,109
Federal National Mortgage Assoc.	3.500	TBA		2,500	2,344,381

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	4.000%	TBA	4,500	$4,345,313
Federal National Mortgage Assoc.	4.500	TBA	3,500	3,455,430
Federal National Mortgage Assoc.	5.000	TBA	6,500	6,520,312
Federal National Mortgage Assoc.	5.500	TBA(tt)	500	508,086
Federal National Mortgage Assoc.	5.500	TBA	1,000	1,015,312
Federal National Mortgage Assoc.	5.500	10/01/52	996	1,013,064
Federal National Mortgage Assoc.	5.500	11/01/52	12,524	12,728,862
Federal National Mortgage Assoc.	6.000	12/01/52	1,539	1,581,062
Government National Mortgage Assoc.	5.500	TBA	1,500	1,524,258

Total U.S. Government Agency Obligations (cost $45,955,001)				46,050,533
U.S. Treasury Obligations 34.8%
U.S. Treasury Bonds(k)	1.375	11/15/40	15,930	11,014,102
U.S. Treasury Bonds(h)(k)	2.250	05/15/41	94,925	75,673,023
U.S. Treasury Bonds	2.375	02/15/42	951	768,973
U.S. Treasury Bonds(k)	2.500	02/15/45	3,505	2,825,906
U.S. Treasury Bonds	2.750	08/15/47	14,680	12,333,494
U.S. Treasury Bonds	2.750	11/15/47	30,425	25,571,262
U.S. Treasury Bonds	2.875	05/15/52	10,665	9,196,896
U.S. Treasury Bonds	3.000	08/15/52	2,685	2,377,064
U.S. Treasury Bonds(k)	3.625	08/15/43	9,820	9,605,188
U.S. Treasury Bonds	4.000	11/15/42	1,280	1,322,600
U.S. Treasury Bonds	4.000	11/15/52	14,385	15,385,207
U.S. Treasury Notes(h)	0.375	01/31/26	110,970	100,133,086
U.S. Treasury Notes	1.375	01/31/25	20,645	19,543,396
U.S. Treasury Notes	1.500	11/30/28	19,740	17,571,684
U.S. Treasury Notes	2.375	03/31/29	24,875	23,201,768
U.S. Treasury Notes	3.125	08/31/29	72,080	70,165,375
U.S. Treasury Notes	3.875	12/31/27	13,550	13,705,613
U.S. Treasury Notes	4.125	11/15/32	41,655	43,841,887
U.S. Treasury Notes	4.250	12/31/24	780	780,030
U.S. Treasury Strips Coupon(h)	2.415(s)	11/15/40	1,035	524,494
U.S. Treasury Strips Coupon	3.019(s)	11/15/35	870	539,026
U.S. Treasury Strips Coupon	3.507(s)	11/15/41	24,000	11,590,313
U.S. Treasury Strips Coupon	3.575(s)	08/15/41	165	80,779

Total U.S. Treasury Obligations (cost $488,385,624)				467,751,166

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks 0.3%
Chemicals 0.1%
TPC Group, Inc.*^	56,219	$1,124,380
Gas Utilities 0.1%
Ferrellgas Partners LP (Class B Stock)^	6,534	1,226,311
Hotels, Restaurants & Leisure 0.0%
Codere New Topco SA (Spain) (original cost $0; purchased 11/19/21)^(f)	29,207	—
Oil, Gas & Consumable Fuels 0.1%
Chesapeake Energy Corp.	16,760	1,453,427
Wireless Telecommunication Services 0.0%
Intelsat Emergence SA (Luxembourg)*	19,659	463,628

Total Common Stocks (cost $2,559,431)		4,267,746

	Units
Rights* 0.0%
Wireless Telecommunication Services
Intelsat Jackson Holdings SA, Series A (Luxembourg), CVR, expiring 12/05/25^	2,057	19,605
Intelsat Jackson Holdings SA, Series B (Luxembourg), CVR, expiring 12/05/25^	2,057	4,072

Total Rights (cost $0)		23,677

Total Long-Term Investments (cost $1,339,467,207)		1,267,068,907

Shares
Short-Term Investments 10.6%
Affiliated Mutual Funds 9.6%
PGIM Core Short-Term Bond Fund(wa)	12,174,652	111,276,321

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund (cost $18,418,368; includes $18,315,607 of cash collateral for securities on loan)(b)(wa)	18,444,189	$18,440,500

Total Affiliated Mutual Funds (cost $129,309,025)		129,716,821
Unaffiliated Fund 0.7%
Dreyfus Government Cash Management (Institutional Shares) (cost $8,811,649)	8,811,649	8,811,649
Option Purchased*~ 0.3%
(cost $493,823)		3,588,731

Total Short-Term Investments (cost $138,614,497)		142,117,201

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 104.9% (cost $1,478,081,704)		1,409,186,108
Options Written*~ (0.3)%
(premiums received $539,994)		(3,588,995)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 104.6% (cost $1,477,541,710)		1,405,597,113
Liabilities in excess of other assets(z) (4.6)%		(61,990,455)

Net Assets 100.0%		$1,343,606,658

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
PHP—Philippine Peso
PLN—Polish Zloty
SGD—Singapore Dollar
THB—Thai Baht
TWD—New Taiwanese Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
ABS—Asset-Backed Security
BABs—Build America Bonds
BARC—Barclays Bank PLC
BNP—BNP Paribas S.A.
BOA—Bank of America, N.A.
CDX—Credit Derivative Index
CIGM—Citigroup Global Markets, Inc.
CITI—Citibank, N.A.
CLO—Collateralized Loan Obligation
CMBX—Commercial Mortgage-Backed Index
CVR—Contingent Value Rights
DB—Deutsche Bank AG
EMTN—Euro Medium Term Note
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
GSI—Goldman Sachs International
HSBC—HSBC Bank PLC
iBoxx—Bond Market Indices
IO—Interest Only (Principal amount represents notional)
JPM—JPMorgan Chase Bank N.A.
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
M—Monthly payment frequency for swaps
MASTR—Morgan Stanley Structured Asset Security
MSI—Morgan Stanley & Co International PLC
MTN—Medium Term Note
OTC—Over-the-counter
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
SCB—Standard Chartered Bank
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
STRIPs—Separate Trading of Registered Interest and Principal of Securities
T—Swap payment upon termination
TBA—To Be Announced
TD—The Toronto-Dominion Bank
UAG—UBS AG
USOIS—United States Overnight Index Swap

*	Non-income producing security.

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Excludes centrally cleared swaptions.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $12,388,379 and 0.9% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $17,782,812; cash collateral of $18,315,607 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2023.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $17,952,478. The aggregate value of $11,901,693 is 0.9% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $13,000,000 is 1.0% of net assets.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Short-Term Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs JPY	Call	BARC	10/27/23	115.00		—		39,000	$3,588,731
(cost $493,823)

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs JPY	Call	BOA	10/27/23	115.00		—		39,000	$(3,588,731)
(premiums received $539,994)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
GS_21-PJA††^	Put	GSI	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)	16,440	$(264)
(premiums received $0)
Total Options Written (premiums received $539,994)								$(3,588,995)
††	The value of the contract, GS_21-PJA is derived from the aggregate credit performance of a pool of senior prime jumbo mortgages. The pool of prime jumbo mortgages is reset monthly
Options Purchased:
Centrally Cleared Swaptions
Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value at January 31, 2023	Unrealized Appreciation (Depreciation)
CDX.NA.HY.39.V1, 12/20/27	Put	02/15/23	$99.50	CDX.NA.HY.39. V1(Q)	5.00%(Q)	8,304	$5,352	$(148,272)
CDX.NA.IG.39.V1, 12/20/27	Put	02/15/23	0.88%	CDX.NA.IG.39. V1(Q)	1.00%(Q)	41,530	4,963	(119,212)
CDX.NA.IG.39.V1, 12/20/27	Put	02/15/23	0.90%	CDX.NA.IG.39. V1(Q)	1.00%(Q)	72,730	7,476	(246,440)
CDX.NA.IG.39.V1, 12/20/27	Put	02/15/23	0.93%	CDX.NA.IG.39. V1(Q)	1.00%(Q)	36,710	3,371	(132,456)
CDX.NA.IG.39.V1, 12/20/27	Put	03/15/23	0.80%	CDX.NA.IG.39. V1(Q)	1.00%(Q)	36,470	40,325	(74,191)
CDX.NA.IG.39.V1, 12/20/27	Put	03/15/23	0.83%	CDX.NA.IG.39. V1(Q)	1.00%(Q)	50,020	45,075	(115,739)
CDX.NA.IG.39.V1, 12/20/27	Put	03/15/23	0.88%	CDX.NA.IG.39. V1(Q)	1.00%(Q)	50,020	30,941	(129,623)
CDX.NA.IG.39.V1, 12/20/27	Put	03/15/23	0.90%	CDX.NA.IG.39. V1(Q)	1.00%(Q)	53,110	27,730	(176,743)
CDX.NA.IG.39.V1, 12/20/27	Put	04/19/23	0.80%	CDX.NA.IG.39. V1(Q)	1.00%(Q)	34,310	70,747	(42,133)
CDX.NA.IG.39.V1, 12/20/27	Put	04/19/23	0.83%	CDX.NA.IG.39. V1(Q)	1.00%(Q)	24,310	43,711	(3,456)

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Centrally Cleared Swaptions
Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value at January 31, 2023	Unrealized Appreciation (Depreciation)
CDX.NA.IG.39.V1, 12/20/27	Put	04/19/23	0.85%	CDX.NA.IG.39. V1(Q)	1.00%(Q)	28,960	$45,593	$(45,920)
CDX.NA.IG.39.V1, 12/20/27	Put	04/19/23	0.88%	CDX.NA.IG.39. V1(Q)	1.00%(Q)	34,310	47,499	(83,566)
Total Centrally Cleared Swaptions (cost $1,690,534)							$372,783	$(1,317,751)
Options Written:
Centrally Cleared Swaptions
Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value at January 31, 2023	Unrealized Appreciation (Depreciation)
CDX.NA.HY.39.V1, 12/20/27	Call	02/15/23	$101.50	CDX.NA.HY.39. V1(Q)	5.00%(Q)	8,304	$(106,143)	$(27,255)
CDX.NA.IG.39.V1, 12/20/27	Call	02/15/23	0.78%	CDX.NA.IG.39. V1(Q)	1.00%(Q)	41,530	(116,452)	(46,889)
CDX.NA.IG.39.V1, 12/20/27	Call	02/15/23	0.80%	CDX.NA.IG.39. V1(Q)	1.00%(Q)	72,730	(272,792)	(113,173)
CDX.NA.IG.39.V1, 12/20/27	Call	02/15/23	0.83%	CDX.NA.IG.39. V1(Q)	1.00%(Q)	36,710	(174,531)	(88,997)
CDX.NA.IG.39.V1, 12/20/27	Call	03/15/23	0.73%	CDX.NA.IG.39. V1(Q)	1.00%(Q)	36,470	(64,548)	12,039
CDX.NA.IG.39.V1, 12/20/27	Call	03/15/23	0.75%	CDX.NA.IG.39. V1(Q)	1.00%(Q)	50,020	(120,926)	(12,733)
CDX.NA.IG.39.V1, 12/20/27	Call	03/15/23	0.78%	CDX.NA.IG.39. V1(Q)	1.00%(Q)	50,020	(157,578)	(45,533)
CDX.NA.IG.39.V1, 12/20/27	Call	03/15/23	0.83%	CDX.NA.IG.39. V1(Q)	1.00%(Q)	53,110	(255,496)	(115,286)
CDX.NA.IG.39.V1, 12/20/27	Call	04/19/23	0.70%	CDX.NA.IG.39. V1(Q)	1.00%(Q)	24,310	(38,697)	(2,718)
CDX.NA.IG.39.V1, 12/20/27	Call	04/19/23	0.73%	CDX.NA.IG.39. V1(Q)	1.00%(Q)	34,310	(73,054)	5,859
CDX.NA.IG.39.V1, 12/20/27	Call	04/19/23	0.75%	CDX.NA.IG.39. V1(Q)	1.00%(Q)	28,960	(79,305)	(6,905)
CDX.NA.IG.39.V1, 12/20/27	Call	04/19/23	0.78%	CDX.NA.IG.39. V1(Q)	1.00%(Q)	34,310	(116,993)	(33,620)
CDX.NA.HY.39.V1, 12/20/27	Put	02/15/23	$95.00	5.00%(Q)	CDX.NA.HY.39. V1(Q)	8,304	(2,296)	61,229
CDX.NA.IG.39.V1, 12/20/27	Put	02/15/23	1.10%	1.00%(Q)	CDX.NA.IG.39. V1(Q)	41,530	(2,370)	42,897
CDX.NA.IG.39.V1, 12/20/27	Put	02/15/23	1.15%	1.00%(Q)	CDX.NA.IG.39. V1(Q)	72,730	(3,708)	95,656
CDX.NA.IG.39.V1, 12/20/27	Put	02/15/23	1.18%	1.00%(Q)	CDX.NA.IG.39. V1(Q)	36,710	(1,772)	52,926

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Options Written (continued):
Centrally Cleared Swaptions
Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value at January 31, 2023	Unrealized Appreciation (Depreciation)
CDX.NA.IG.39.V1, 12/20/27	Put	03/15/23	1.10%	1.00%(Q)	CDX.NA.IG.39. V1(Q)	36,470	$(7,490)	$25,333
CDX.NA.IG.39.V1, 12/20/27	Put	03/15/23	1.13%	1.00%(Q)	CDX.NA.IG.39. V1(Q)	50,020	(9,500)	37,519
CDX.NA.IG.39.V1, 12/20/27	Put	03/15/23	1.18%	1.00%(Q)	CDX.NA.IG.39. V1(Q)	50,020	(8,245)	47,528
CDX.NA.IG.39.V1, 12/20/27	Put	03/15/23	1.20%	1.00%(Q)	CDX.NA.IG.39. V1(Q)	53,110	(8,205)	63,494
CDX.NA.IG.39.V1, 12/20/27	Put	04/19/23	1.10%	1.00%(Q)	CDX.NA.IG.39. V1(Q)	34,310	(18,290)	19,108
CDX.NA.IG.39.V1, 12/20/27	Put	04/19/23	1.15%	1.00%(Q)	CDX.NA.IG.39. V1(Q)	34,310	(15,478)	37,360
CDX.NA.IG.39.V1, 12/20/27	Put	04/19/23	1.18%	1.00%(Q)	CDX.NA.IG.39. V1(Q)	28,960	(12,079)	17,460
Total Centrally Cleared Swaptions (premiums received $1,691,247)							$(1,665,948)	$25,299

Futures contracts outstanding at January 31, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
292	2 Year U.S. Treasury Notes	Mar. 2023	$60,049,344	$71,860
Short Positions:
145	5 Year Euro-Bobl	Mar. 2023	18,490,791	341,969
1,878	5 Year U.S. Treasury Notes	Mar. 2023	205,156,833	(2,070,926)
126	10 Year Euro-Bund	Mar. 2023	18,741,726	681,653
425	10 Year U.S. Treasury Notes	Mar. 2023	48,669,143	(310,326)
575	10 Year U.S. Ultra Treasury Notes	Mar. 2023	69,691,800	(497,484)
1,480	20 Year U.S. Treasury Bonds	Mar. 2023	192,215,000	(5,812,590)
171	30 Year U.S. Ultra Treasury Bonds	Mar. 2023	24,239,250	(72,976)
52	Euro Schatz Index	Mar. 2023	5,977,955	54,794
				(7,685,886)
				$(7,614,026)

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Options Written (continued):
Forward foreign currency exchange contracts outstanding at January 31, 2023:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/19/23	JPM	AUD	3,418	$2,388,972	$2,420,082	$31,110	$—
Expiring 04/19/23	MSI	AUD	1,186	827,000	839,970	12,970	—
Expiring 10/31/23	JPM	AUD	3,180	2,208,097	2,265,385	57,288	—
Brazilian Real,
Expiring 02/02/23	CITI	BRL	17,948	3,325,801	3,534,078	208,277	—
Expiring 02/02/23	CITI	BRL	9,015	1,747,000	1,775,085	28,085	—
Expiring 03/02/23	CITI	BRL	17,713	3,468,412	3,471,845	3,433	—
Canadian Dollar,
Expiring 04/19/23	BOA	CAD	6,622	4,942,486	4,980,240	37,754	—
Chilean Peso,
Expiring 03/15/23	MSI	CLP	745,175	828,000	929,759	101,759	—
Chinese Renminbi,
Expiring 02/23/23	BOA	CNH	41,045	5,776,000	6,084,848	308,848	—
Expiring 02/23/23	HSBC	CNH	25,133	3,596,000	3,725,903	129,903	—
Expiring 02/23/23	HSBC	CNH	19,918	2,951,000	2,952,851	1,851	—
Expiring 02/23/23	SCB	CNH	29,772	4,411,000	4,413,767	2,767	—
Colombian Peso,
Expiring 03/15/23	BARC	COP	8,638,327	1,735,000	1,834,158	99,158	—
Expiring 03/15/23	BARC	COP	7,272,551	1,439,000	1,544,165	105,165	—
Expiring 03/15/23	BARC	COP	5,130,541	1,058,000	1,089,357	31,357	—
Expiring 03/15/23	BNP	COP	25,486,447	5,232,318	5,411,483	179,165	—
Expiring 03/15/23	BNP	COP	15,239,739	3,109,199	3,235,821	126,622	—
Expiring 03/15/23	CITI	COP	7,832,587	1,706,000	1,663,077	—	(42,923)
Expiring 03/15/23	CITI	COP	7,360,916	1,577,000	1,562,927	—	(14,073)
Expiring 03/15/23	UAG	COP	3,930,922	830,000	834,644	4,644	—
Czech Koruna,
Expiring 04/19/23	HSBC	CZK	25,573	1,145,358	1,164,049	18,691	—
Expiring 04/19/23	MSI	CZK	80,060	3,606,000	3,644,190	38,190	—
Expiring 04/19/23	UAG	CZK	4,978	223,238	226,574	3,336	—
Euro,
Expiring 04/19/23	MSI	EUR	932	1,021,161	1,018,157	—	(3,004)
Expiring 04/19/23	UAG	EUR	2,125	2,306,613	2,321,763	15,150	—
Hungarian Forint,
Expiring 04/19/23	BARC	HUF	148,129	390,561	401,713	11,152	—
Expiring 04/19/23	BOA	HUF	447,971	1,196,439	1,214,860	18,421	—
Expiring 04/19/23	HSBC	HUF	2,080,214	5,449,938	5,641,373	191,435	—
Expiring 04/19/23	HSBC	HUF	1,386,809	3,655,800	3,760,915	105,115	—
Expiring 04/19/23	JPM	HUF	833,242	2,212,627	2,259,685	47,058	—
Expiring 04/19/23	TD	HUF	1,249,863	3,332,133	3,389,528	57,395	—

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee,
Expiring 03/15/23	HSBC	INR	67,535	$825,000	$823,288	$—	$(1,712)
Expiring 03/15/23	JPM	INR	273,366	3,304,000	3,332,506	28,506	—
Indonesian Rupiah,
Expiring 03/15/23	HSBC	IDR	52,835,635	3,421,000	3,519,802	98,802	—
Expiring 03/15/23	JPM	IDR	109,039,796	6,944,768	7,264,009	319,241	—
Expiring 03/15/23	JPM	IDR	12,841,508	826,000	855,475	29,475	—
Expiring 03/15/23	MSI	IDR	12,818,175	831,000	853,921	22,921	—
Expiring 03/15/23	SCB	IDR	66,949,710	4,301,000	4,460,053	159,053	—
Israeli Shekel,
Expiring 03/15/23	BARC	ILS	8,957	2,662,000	2,599,023	—	(62,977)
Expiring 03/15/23	BARC	ILS	2,780	827,000	806,545	—	(20,455)
Expiring 03/15/23	CITI	ILS	12,255	3,603,000	3,556,178	—	(46,822)
Expiring 03/15/23	CITI	ILS	11,685	3,474,000	3,390,694	—	(83,306)
Expiring 03/15/23	CITI	ILS	5,775	1,649,000	1,675,848	26,848	—
Expiring 03/15/23	JPM	ILS	5,770	1,649,000	1,674,317	25,317	—
Japanese Yen,
Expiring 04/19/23	GSI	JPY	97,885	772,838	760,248	—	(12,590)
Expiring 10/31/23	BARC	JPY	487,838	5,118,000	3,895,470	—	(1,222,530)
Expiring 10/31/23	DB	JPY	498,249	5,220,000	3,978,608	—	(1,241,392)
Expiring 10/31/23	GSI	JPY	874,045	8,971,000	6,979,402	—	(1,991,598)
Expiring 10/31/23	MSI	JPY	855,296	8,262,958	6,829,692	—	(1,433,266)
Mexican Peso,
Expiring 03/15/23	BARC	MXN	15,736	826,000	829,166	3,166	—
Expiring 03/15/23	BOA	MXN	16,305	809,000	859,167	50,167	—
Expiring 03/15/23	CITI	MXN	64,855	3,423,000	3,417,317	—	(5,683)
Expiring 03/15/23	CITI	MXN	41,641	2,205,000	2,194,132	—	(10,868)
Expiring 03/15/23	GSI	MXN	41,929	2,137,000	2,209,306	72,306	—
Expiring 03/15/23	HSBC	MXN	15,910	827,000	838,332	11,332	—
Expiring 03/15/23	JPM	MXN	79,658	4,068,000	4,197,339	129,339	—
Expiring 03/15/23	JPM	MXN	63,660	3,337,000	3,354,377	17,377	—
Expiring 03/15/23	JPM	MXN	16,452	817,000	866,884	49,884	—
Expiring 03/15/23	JPM	MXN	16,179	809,000	852,483	43,483	—
Expiring 03/15/23	MSI	MXN	15,666	825,000	825,466	466	—
Expiring 04/28/23	JPM	MXN	72,679	3,006,698	3,798,665	791,967	—
Expiring 04/28/23	MSI	MXN	231,058	9,739,000	12,076,476	2,337,476	—
New Taiwanese Dollar,
Expiring 03/15/23	BOA	TWD	135,141	4,529,000	4,526,094	—	(2,906)
Expiring 03/15/23	GSI	TWD	135,987	4,554,000	4,554,433	433	—
Expiring 03/15/23	JPM	TWD	86,989	2,852,000	2,913,403	61,403	—
Expiring 03/15/23	MSI	TWD	104,531	3,431,000	3,500,904	69,904	—
Expiring 03/15/23	MSI	TWD	79,002	2,621,000	2,645,916	24,916	—

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar,
Expiring 04/19/23	BARC	NZD	1,274	$826,000	$823,925	$—	$(2,075)
Expiring 04/19/23	MSI	NZD	1,661	1,069,035	1,074,146	5,111	—
Philippine Peso,
Expiring 03/15/23	CITI	PHP	278,894	5,014,000	5,092,577	78,577	—
Expiring 03/15/23	JPM	PHP	191,157	3,405,000	3,490,506	85,506	—
Expiring 03/15/23	SCB	PHP	230,849	4,148,000	4,215,277	67,277	—
Expiring 03/15/23	SCB	PHP	196,756	3,514,000	3,592,753	78,753	—
Singapore Dollar,
Expiring 03/15/23	MSI	SGD	6,370	4,713,568	4,852,571	139,003	—
South African Rand,
Expiring 03/15/23	GSI	ZAR	14,233	826,000	814,899	—	(11,101)
Expiring 03/15/23	HSBC	ZAR	30,673	1,759,000	1,756,178	—	(2,822)
Expiring 03/15/23	JPM	ZAR	190,680	10,927,830	10,917,178	—	(10,652)
South Korean Won,
Expiring 03/15/23	BOA	KRW	1,090,135	829,000	885,270	56,270	—
Expiring 03/15/23	CITI	KRW	1,048,359	826,000	851,345	25,345	—
Expiring 03/15/23	HSBC	KRW	1,061,470	808,000	861,991	53,991	—
Expiring 03/15/23	JPM	KRW	3,317,290	2,551,801	2,693,883	142,082	—
Expiring 03/15/23	JPM	KRW	1,063,517	806,000	863,654	57,654	—
Thai Baht,
Expiring 03/15/23	CITI	THB	98,909	2,855,000	3,009,687	154,687	—
Expiring 03/15/23	HSBC	THB	139,142	4,046,000	4,233,946	187,946	—
Expiring 03/15/23	HSBC	THB	124,343	3,579,000	3,783,642	204,642	—
Expiring 03/15/23	HSBC	THB	117,976	3,620,000	3,589,882	—	(30,118)
Expiring 03/15/23	HSBC	THB	99,080	2,864,000	3,014,905	150,905	—
Expiring 03/15/23	JPM	THB	111,836	3,324,000	3,403,054	79,054	—
				$253,484,649	$255,148,460	7,916,684	(6,252,873)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/19/23	BNP	AUD	2,310	$1,641,000	$1,635,453	$5,547	$—
Expiring 04/19/23	BNP	AUD	1,325	943,000	938,050	4,950	—
Expiring 04/19/23	CITI	AUD	1,176	827,000	832,896	—	(5,896)
Expiring 04/19/23	JPM	AUD	1,437	1,020,327	1,017,351	2,976	—
Expiring 04/19/23	JPM	AUD	1,184	829,892	838,235	—	(8,343)
Expiring 04/19/23	MSI	AUD	1,174	827,663	831,156	—	(3,493)

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real,
Expiring 02/02/23	CITI	BRL	17,713	$3,485,372	$3,487,735	$—	$(2,363)
Expiring 02/02/23	TD	BRL	9,250	1,747,000	1,821,428	—	(74,428)
Expiring 03/02/23	CITI	BRL	9,421	1,842,000	1,846,553	—	(4,553)
British Pound,
Expiring 04/19/23	HSBC	GBP	20,238	24,713,657	24,992,359	—	(278,702)
Canadian Dollar,
Expiring 04/19/23	CITI	CAD	898	673,000	675,460	—	(2,460)
Expiring 04/19/23	GSI	CAD	1,104	825,000	830,184	—	(5,184)
Expiring 04/19/23	JPM	CAD	1,109	827,000	833,816	—	(6,816)
Chilean Peso,
Expiring 03/15/23	BARC	CLP	2,316,678	2,665,330	2,890,532	—	(225,202)
Expiring 03/15/23	CITI	CLP	1,471,809	1,780,000	1,836,384	—	(56,384)
Expiring 03/15/23	JPM	CLP	1,052,043	1,283,183	1,312,640	—	(29,457)
Expiring 03/15/23	MSI	CLP	1,567,369	1,781,000	1,955,615	—	(174,615)
Expiring 03/15/23	MSI	CLP	720,782	817,000	899,324	—	(82,324)
Expiring 03/15/23	UAG	CLP	1,541,417	1,848,000	1,923,234	—	(75,234)
Chinese Renminbi,
Expiring 02/23/23	BOA	CNH	19,682	2,870,000	2,917,879	—	(47,879)
Expiring 02/23/23	CITI	CNH	196,530	28,162,222	29,135,554	—	(973,332)
Expiring 02/23/23	GSI	CNH	23,019	3,352,000	3,412,592	—	(60,592)
Colombian Peso,
Expiring 03/15/23	BNP	COP	5,432,497	1,090,800	1,153,471	—	(62,671)
Expiring 03/15/23	BNP	COP	2,956,742	602,200	627,799	—	(25,599)
Expiring 03/15/23	MSI	COP	9,131,816	1,851,000	1,938,939	—	(87,939)
Expiring 03/15/23	UAG	COP	8,821,964	1,763,000	1,873,149	—	(110,149)
Euro,
Expiring 04/19/23	GSI	EUR	934	1,021,830	1,020,343	1,487	—
Expiring 04/19/23	JPM	EUR	5,319	5,792,471	5,810,707	—	(18,236)
Expiring 04/19/23	JPM	EUR	762	831,822	832,442	—	(620)
Expiring 04/19/23	MSI	EUR	46,378	50,596,690	50,664,889	—	(68,199)
Expiring 04/19/23	SCB	EUR	43,641	47,445,378	47,675,345	—	(229,967)
Indian Rupee,
Expiring 03/15/23	CITI	INR	118,861	1,428,309	1,448,990	—	(20,681)
Expiring 03/15/23	GSI	INR	33,246	407,000	405,287	1,713	—
Expiring 03/15/23	JPM	INR	256,999	3,107,000	3,132,973	—	(25,973)
Indonesian Rupiah,
Expiring 03/15/23	BOA	IDR	8,605,987	578,200	573,313	4,887	—
Expiring 03/15/23	CITI	IDR	3,690,981	247,800	245,886	1,914	—
Expiring 03/15/23	JPM	IDR	57,828,869	3,871,000	3,852,441	18,559	—
Japanese Yen,
Expiring 04/19/23	BOA	JPY	104,736	827,000	813,459	13,541	—
Expiring 04/19/23	JPM	JPY	103,197	815,000	801,509	13,491	—

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 04/19/23	MSI	JPY	106,659	$826,000	$828,394	$—	$(2,394)
Expiring 10/31/23	BOA	JPY	1,325,555	12,988,000	10,584,797	2,403,203	—
Expiring 10/31/23	BOA	JPY	1,168,753	11,585,000	9,332,700	2,252,300	—
Expiring 10/31/23	CITI	JPY	399,802	4,148,827	3,192,488	956,339	—
Expiring 10/31/23	CITI	JPY	46,713	447,401	373,013	74,388	—
Mexican Peso,
Expiring 03/15/23	CITI	MXN	130,283	6,676,240	6,864,876	—	(188,636)
Expiring 03/15/23	HSBC	MXN	15,576	820,000	820,712	—	(712)
Expiring 04/28/23	MSI	MXN	303,737	13,188,761	15,875,141	—	(2,686,380)
New Taiwanese Dollar,
Expiring 03/15/23	GSI	TWD	139,287	4,517,000	4,664,960	—	(147,960)
Expiring 03/15/23	JPM	TWD	410,933	13,650,008	13,762,853	—	(112,845)
New Zealand Dollar,
Expiring 04/19/23	JPM	NZD	1,040	673,000	672,321	679	—
Peruvian Nuevo Sol,
Expiring 03/15/23	CITI	PEN	13,676	3,533,000	3,543,572	—	(10,572)
Philippine Peso,
Expiring 03/15/23	BOA	PHP	151,400	2,770,000	2,764,550	5,450	—
Expiring 03/15/23	JPM	PHP	187,812	3,353,000	3,429,424	—	(76,424)
Expiring 03/15/23	MSI	PHP	800,731	14,114,776	14,621,287	—	(506,511)
Expiring 03/15/23	MSI	PHP	140,770	2,568,795	2,570,448	—	(1,653)
Expiring 03/15/23	MSI	PHP	70,119	1,284,205	1,280,363	3,842	—
Expiring 03/15/23	SCB	PHP	229,698	4,191,000	4,194,271	—	(3,271)
Expiring 03/15/23	SCB	PHP	158,337	2,788,000	2,891,230	—	(103,230)
Polish Zloty,
Expiring 04/19/23	BARC	PLN	8,494	1,894,760	1,949,194	—	(54,434)
Expiring 04/19/23	BARC	PLN	4,177	933,240	958,590	—	(25,350)
Expiring 04/19/23	BARC	PLN	1,783	406,698	409,108	—	(2,410)
Expiring 04/19/23	BOA	PLN	5,823	1,335,521	1,336,265	—	(744)
Expiring 04/19/23	CITI	PLN	9,041	2,055,000	2,074,890	—	(19,890)
Expiring 04/19/23	MSI	PLN	28,756	6,537,409	6,599,108	—	(61,699)
Expiring 04/19/23	MSI	PLN	14,291	3,269,000	3,279,597	—	(10,597)
Singapore Dollar,
Expiring 03/15/23	HSBC	SGD	4,793	3,562,000	3,651,738	—	(89,738)
Expiring 03/15/23	JPM	SGD	1,799	1,361,000	1,370,831	—	(9,831)
South African Rand,
Expiring 03/15/23	BOA	ZAR	42,722	2,525,000	2,445,991	79,009	—
Expiring 03/15/23	JPM	ZAR	30,637	1,802,000	1,754,103	47,897	—
South Korean Won,
Expiring 03/15/23	BARC	KRW	1,061,700	829,000	862,179	—	(33,179)
Expiring 03/15/23	CITI	KRW	1,065,777	817,000	865,489	—	(48,489)
Expiring 03/15/23	JPM	KRW	1,275,610	994,000	1,035,889	—	(41,889)

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 03/15/23	JPM	KRW	1,023,098	$827,000	$830,831	$—	$(3,831)
Expiring 03/15/23	MSI	KRW	2,604,118	2,122,000	2,114,735	7,265	—
Expiring 03/15/23	MSI	KRW	1,034,180	830,000	839,830	—	(9,830)
Expiring 03/15/23	MSI	KRW	1,010,732	820,000	820,789	—	(789)
Expiring 03/15/23	SCB	KRW	1,061,600	818,000	862,097	—	(44,097)
Swiss Franc,
Expiring 04/19/23	MSI	CHF	606	658,434	667,345	—	(8,911)
Thai Baht,
Expiring 03/15/23	CITI	THB	51,728	1,496,000	1,574,019	—	(78,019)
Expiring 03/15/23	GSI	THB	465,298	13,275,263	14,158,538	—	(883,275)
Expiring 03/15/23	GSI	THB	82,203	2,291,000	2,501,364	—	(210,364)
Expiring 03/15/23	HSBC	THB	27,155	829,000	826,290	2,710	—
Expiring 03/15/23	HSBC	THB	26,971	825,000	820,697	4,303	—
Expiring 03/15/23	SCB	THB	87,288	2,438,000	2,656,075	—	(218,075)
				$366,711,484	$369,268,354	5,906,450	(8,463,320)
						$13,823,134	$(14,716,193)
Cross currency exchange contracts outstanding at January 31, 2023:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
03/15/23	Buy	ZAR	14,366	EUR	765	$—	$(11,493)	MSI
04/19/23	Buy	EUR	1,527	JPY	211,048	28,998	—	BARC
04/19/23	Buy	EUR	2,710	PLN	12,925	—	(5,347)	CITI
04/19/23	Buy	PLN	7,688	EUR	1,615	—	(156)	MSI
04/19/23	Buy	PLN	7,982	EUR	1,679	—	(2,043)	BOA
10/31/23	Buy	AUD	6,309	JPY	422,703	1,119,078	—	DB
10/31/23	Buy	JPY	648,099	AUD	9,489	—	(1,584,637)	MSI
						$1,148,076	$(1,603,676)
Credit default swap agreements outstanding at January 31, 2023:

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2023: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJA	02/14/23	0.250%(M)	9,502	*	$3,229	$(127)	$3,356	GSI

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Gazprom PAO	03/20/23	1.000%(Q)	1,630	$253,792	$119,011	$134,781	BARC
United Mexican States	06/20/23	1.000%(Q)	1,400	(5,587)	678	(6,265)	CITI
United Mexican States	06/20/23	1.000%(Q)	1,385	(5,527)	1,665	(7,192)	CITI
United Mexican States	06/20/23	1.000%(Q)	460	(1,836)	620	(2,456)	CITI
United Mexican States	06/20/23	1.000%(Q)	460	(1,835)	569	(2,404)	CITI
United Mexican States	06/20/23	1.000%(Q)	455	(1,816)	205	(2,021)	CITI
United Mexican States	06/20/23	1.000%(Q)	240	(958)	116	(1,074)	CITI
United Mexican States	12/20/24	1.000%(Q)	1,000	(9,693)	(4,485)	(5,208)	BARC
United Mexican States	12/20/24	1.000%(Q)	440	(4,265)	1,168	(5,433)	CITI
				$222,275	$119,547	$102,728

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at January 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
AT&T, Inc.	06/20/23	1.000%(Q)		730	0.415%	$2,503	$138	$2,365	GSI
Boeing Co.	06/20/24	1.000%(Q)		1,460	0.628%	9,044	2,794	6,250	GSI
Casino Guichard Perrachon SA	06/20/24	5.000%(Q)	EUR	1,490	19.364%	(261,818)	14,969	(276,787)	GSI
Casino Guichard Perrachon SA	06/20/24	5.000%(Q)	EUR	220	19.364%	(38,657)	2,290	(40,947)	GSI
General Motors Co.	06/20/26	5.000%(Q)		2,230	1.506%	253,804	294,309	(40,505)	GSI
Halliburton Co.	12/20/26	1.000%(Q)		910	0.534%	16,313	6,778	9,535	GSI
Host Hotels & Resorts LP	06/20/24	1.000%(Q)		500	0.481%	4,087	2,682	1,405	GSI
Petroleos Mexicanos	06/20/23	1.000%(Q)		9,450	2.056%	(26,726)	(108,235)	81,509	BNP
Petroleos Mexicanos	06/20/23	1.000%(Q)		1,165	2.056%	(3,295)	(5,691)	2,396	CITI

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2023: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Petroleos Mexicanos	06/20/23	1.000%(Q)	1,155	2.056%	$(3,266)	$(6,773)	$3,507	CITI
Petroleos Mexicanos	06/20/23	1.000%(Q)	385	2.056%	(1,089)	(2,314)	1,225	CITI
Petroleos Mexicanos	06/20/23	1.000%(Q)	385	2.056%	(1,089)	(2,272)	1,183	CITI
Petroleos Mexicanos	06/20/23	1.000%(Q)	380	2.056%	(1,075)	(1,865)	790	CITI
Petroleos Mexicanos	06/20/23	1.000%(Q)	195	2.056%	(551)	(952)	401	CITI
Petroleos Mexicanos	12/20/24	1.000%(Q)	1,000	3.331%	(39,801)	(19,682)	(20,119)	BARC
Petroleos Mexicanos	12/20/24	1.000%(Q)	440	3.331%	(17,512)	(15,648)	(1,864)	CITI
Simon Property Group LP	06/20/26	1.000%(Q)	1,980	0.623%	25,876	15,564	10,312	GSI
Targa Resources Partners LP	06/20/23	5.000%(Q)	885	0.567%	20,273	11,811	8,462	MSI
Targa Resources Partners LP	06/20/23	5.000%(Q)	590	0.567%	13,515	8,238	5,277	MSI
Verizon Communications, Inc.	06/20/26	1.000%(Q)	680	0.771%	5,696	9,654	(3,958)	GSI
Wells Fargo & Co.	12/20/23	1.000%(Q)	7,500	0.351%	51,345	19,417	31,928	MSI
					$7,577	$225,212	$(217,635)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at January 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.39.V1	12/20/27	1.000%(Q)	327,390	$(1,410,672)	$(4,497,726)	$(3,087,054)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Buy Protection(1):
CMBX.NA.13.AAA	12/16/72	0.500%(M)	25,000	$154,410	$680,384	$(525,974)	MSI
CMBX.NA.13.AAA	12/16/72	0.500%(M)	22,500	138,969	228,506	(89,537)	CIGM

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2023: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Buy Protection(1)(cont’d.):
CMBX.NA.13.AAA	12/16/72	0.500%(M)	10,000	$61,763	$195,276	$(133,513)	GSI
CMBX.NA.13.AAA	12/16/72	0.500%(M)	7,000	42,359	32,613	9,746	MSI
				$397,501	$1,136,779	$(739,278)
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at January 31, 2023:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
GBP	2,090	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 3.427%	$(28,953)	$236,719	$265,672
GBP	3,280	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 3.427%	169,315	440,867	271,552
GBP	1,340	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 3.427%	(30,882)	274,700	305,582
					$109,480	$952,286	$842,806

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at January 31, 2023:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
iBoxx USD Investment Grade Index(T)	1 Day SOFR(Q)/ 4.310%	GSI	03/20/23	(28,320)	$(283,186)	$—	$(283,186)
iBoxx USD Investment Grade Index(T)	1 Day SOFR(Q)/ 4.310%	GSI	03/20/23	(28,320)	(47,973)	—	(47,973)
iBoxx USD Investment Grade Index(T)	1 Day SOFR(Q)/ 4.310%	GSI	06/20/23	(28,320)	(71,798)	—	(71,798)
iBoxx USD Investment Grade Index(T)	1 Day SOFR(Q)/ 4.310%	MSI	06/20/23	(28,320)	13,785	—	13,785
Total Return Benchmark Bond Index(T)††	1 Day USOIS -50bps(Q)/ 3.830%	JPM	03/20/23	(52,633)	(6,931,961)	—	(6,931,961)
Total Return Benchmark Bond Index(T)	1 Day USOIS -60bps(T)/ 3.730%	GSI	03/20/23	(3,174)	(53,227)	—	(53,227)
					$(7,374,360)	$—	$(7,374,360)
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
††	See the table below for the swap constituents. To the extent that any swap is composed of greater than 50 constituents, the Portfolio is only required to disclose the top 50.
The following table represents the individual positions and related values of underlying securities of Total Return Benchmark Bond Index total return swap with JPM, as of January 31, 2023, termination date 03/20/2023:
Corporate Bond:
Reference Entity	Shares	Market Value	% of Total Index Value
Sysco Corp.	4,000,000	$ 4,727,608	1.50%
Morgan Stanley	4,000,000	4,449,663	1.41%
United Parcel Service, Inc.	4,000,000	4,448,812	1.41%
Northrop Grumman Corp.	4,000,000	4,242,676	1.35%
TransCanada PipeLines Ltd.	4,000,000	4,035,365	1.28%
The Walt Disney Co.	4,000,000	4,017,810	1.28%
Wells Fargo & Co.	4,000,000	4,004,151	1.27%
Conagra Brands, Inc.	4,000,000	4,002,225	1.27%
FedEx Corp.	4,000,000	3,975,685	1.26%
Keurig Dr Pepper, Inc.	4,000,000	3,971,714	1.26%
Fox Corp.	4,000,000	3,868,786	1.23%
Cigna Corp.	4,000,000	3,857,299	1.23%
Eli Lilly and Co.	4,000,000	3,843,257	1.22%
Thermo Fisher Scientific, Inc.	4,000,000	3,830,145	1.22%
ExxonMobil Corp.	4,000,000	3,829,783	1.22%
Bristol-Myers Squibb Co.	4,000,000	3,808,947	1.21%
Intel Corp.	4,000,000	3,763,026	1.20%
Telefonica Emisiones, S.A.U.	4,000,000	3,743,833	1.19%
HCA, Inc.	4,000,000	3,685,519	1.17%
Mastercard, Inc.	4,000,000	3,682,575	1.17%
Johnson & Johnson	4,000,000	3,681,270	1.17%
Deere & Co.	4,000,000	3,677,534	1.17%
McDonald’s Corp.	4,000,000	3,635,423	1.16%
T-Mobile USA, Inc.	4,000,000	3,583,698	1.14%
Progressive Corp.	4,000,000	3,559,268	1.13%
Union Electric Co.	4,000,000	3,511,108	1.12%
Bank of America Corp.	4,000,000	3,509,768	1.12%
Equinor ASA	4,000,000	3,462,235	1.10%
Fiserv, Inc.	4,000,000	3,445,956	1.09%
Dollar General Corp.	4,000,000	3,440,934	1.09%
Enterprise Products Operating LLC	4,000,000	3,421,600	1.09%
Humana, Inc.	4,000,000	3,420,371	1.09%
Nike, Inc.	4,000,000	3,392,152	1.08%
Vodafone Group PLC	4,000,000	3,385,287	1.08%
NVIDIA Corp.	4,000,000	3,319,758	1.05%
Becton, Dickinson & Co.	4,000,000	3,317,866	1.05%

PGIM Absolute Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Corporate Bond (continued):
Reference Entity	Shares	Market Value	% of Total Index Value
Caterpillar, Inc.	4,000,000	3,315,251	1.05%
Suncor Energy, Inc	4,000,000	3,245,771	1.03%
Southern California Edison Co.	4,000,000	3,219,033	1.02%
Paramount Global	4,000,000	3,217,000	1.02%
Global Payments, Inc.	4,000,000	3,195,161	1.02%
Entergy Corp.	4,000,000	3,188,828	1.01%
The Coca-Cola Co.	4,000,000	$3,182,558	1.01%
Union Pacific Corp.	4,000,000	3,181,794	1.01%
Oracle Corp.	4,000,000	3,168,253	1.01%
Carrier Global Corp.	4,000,000	3,160,760	1.00%
UnitedHealth Group, Inc	4,000,000	3,157,879	1.00%
Verizon Communications, Inc.	4,000,000	3,157,261	1.00%
eBay, Inc.	4,000,000	3,152,474	1.00%
Starbucks Corp.	4,000,000	3,150,823	1.00%
		$180,245,953
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).